Earnings per share (Details 1) - Diluted [Member] $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 ARS ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares
Statement [Line Items]
Profit (loss) for the year from continuing operations attributable to equity holders of the parent	$ 43,870			$ 79,954	$ (27,146)
Profit for the year from discontinued operations attributable to equity holders of the parent	0		$ 0		(17,287)
Profit (loss) for the year per share attributable to equity holders of the parent	$ 43,870		$ 79,954		$ (44,433)
Weighted average number of ordinary shares outstanding	685		679	679	544
Diluted earnings per share | (per share)		$ 64.04	$ 117.75		$ (81.68)